Schedule II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2017
Schedule II VALUATION AND QUALIFYING ACCOUNTS
Schedule II VALUATION AND QUALIFYING ACCOUNTS

Schedule II

ILG, INC. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

		Charges	Charges
	Balance at	(Credits)	(Credits)		Balance at
	Beginning	to	to Other		End of
Description	of Period	Earnings	Accounts	Deductions	Period
	(In millions)
2017
Allowance for doubtful accounts on trade receivables(1)	$—	$4	$9	$—	$13
Allowance for loan losses on mortgages receivable	$22	$35	$(2)	$—	$55
Deferred tax valuation allowance	$36	$11	$—	$—	$47
2016
Allowance for doubtful accounts on trade receivables	$—	$—	$—	$—	$—
Allowance for loan losses on mortgages receivable	$2	$20	$—	$—	$22
Deferred tax valuation allowance(2)	$—	$36	$—	$—	$36
2015
Allowance for doubtful accounts on trade receivables	$—	$—	$—	$—	$—
Allowance for loan losses on mortgages receivable	$—	$2	$—	$—	$2
Deferred tax valuation allowance	$—	$—	$—	$—	$—
(1)	The $9 million balance primarily relates to allowance pertaining to HOAs consolidated in the fourth quarter of 2017.
(2)	Primarily related to the Vistana acquisition.